UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05628
Name of Registrant: Vanguard Malvern Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: December 31, 2014

Item 1: Schedule of Investments

Vanguard U.S. Value Fund

Schedule of Investments
As of December 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (7.1%)
Walt Disney Co.	96,700	9,108
* Murphy USA Inc.	105,800	7,285
Comcast Corp. Class A	123,089	7,140
Marriott International Inc. Class A	86,400	6,742
Macy's Inc.	95,400	6,273
Dana Holding Corp.	281,900	6,129
Best Buy Co. Inc.	152,500	5,945
Royal Caribbean Cruises Ltd.	70,700	5,828
* Skechers U.S.A. Inc. Class A	100,400	5,547
Jack in the Box Inc.	65,600	5,245
* Madison Square Garden Co. Class A	61,300	4,613
Lowe's Cos. Inc.	50,800	3,495
* Visteon Corp.	31,700	3,388
Time Warner Inc.	29,600	2,528
Home Depot Inc.	18,600	1,952
Cooper Tire & Rubber Co.	41,000	1,421
Lear Corp.	13,500	1,324
* Zumiez Inc.	29,800	1,151
Whirlpool Corp.	5,200	1,008
Big Lots Inc.	18,500	740
* Build-A-Bear Workshop Inc.	14,100	283
		87,145
Consumer Staples (7.7%)
Procter & Gamble Co.	266,269	24,254
CVS Health Corp.	112,650	10,849
Archer-Daniels-Midland Co.	170,900	8,887
Bunge Ltd.	80,800	7,346
Wal-Mart Stores Inc.	77,300	6,639
Costco Wholesale Corp.	44,600	6,322
*,^ Pilgrim's Pride Corp.	192,700	6,319
Kimberly-Clark Corp.	50,600	5,846
Sanderson Farms Inc.	61,800	5,193
Kroger Co.	75,100	4,822
Avon Products Inc.	348,800	3,275
Altria Group Inc.	61,100	3,010
* Rite Aid Corp.	90,000	677
Mondelez International Inc. Class A	13,668	496
		93,935
Energy (10.2%)
Exxon Mobil Corp.	402,400	37,202
Chevron Corp.	147,230	16,516
ConocoPhillips	200,990	13,880
Valero Energy Corp.	158,800	7,861
National Oilwell Varco Inc.	114,700	7,516
Devon Energy Corp.	109,700	6,715
Tesoro Corp.	89,400	6,647
Hess Corp.	79,500	5,869
Occidental Petroleum Corp.	66,100	5,328

EOG Resources Inc.	53,300	4,907
* Oil States International Inc.	95,100	4,650
* REX American Resources Corp.	73,900	4,580
Nabors Industries Ltd.	235,500	3,057
Green Plains Inc.	25,000	620
* Pacific Ethanol Inc.	37,400	386
		125,734
Financials (30.3%)
Wells Fargo & Co.	598,823	32,827
JPMorgan Chase & Co.	509,040	31,856
* Berkshire Hathaway Inc. Class B	153,400	23,033
Goldman Sachs Group Inc.	78,817	15,277
US Bancorp	304,900	13,705
Bank of America Corp.	744,576	13,320
Citigroup Inc.	206,461	11,172
PNC Financial Services Group Inc.	116,400	10,619
Capital One Financial Corp.	126,200	10,418
Travelers Cos. Inc.	91,700	9,706
Allstate Corp.	134,000	9,413
Discover Financial Services	138,700	9,083
Ameriprise Financial Inc.	58,100	7,684
Navient Corp.	332,000	7,175
CIT Group Inc.	147,700	7,064
Everest Re Group Ltd.	39,200	6,676
Montpelier Re Holdings Ltd.	184,800	6,620
Voya Financial Inc.	156,100	6,616
^ AmTrust Financial Services Inc.	115,500	6,497
PartnerRe Ltd.	56,000	6,391
* Synchrony Financial	210,000	6,248
Aspen Insurance Holdings Ltd.	141,800	6,207
Allied World Assurance Co. Holdings AG	162,000	6,143
WR Berkley Corp.	102,700	5,264
RenaissanceRe Holdings Ltd.	53,600	5,211
Associated Banc-Corp	232,100	4,324
Weyerhaeuser Co.	116,800	4,192
Host Hotels & Resorts Inc.	166,300	3,953
General Growth Properties Inc.	134,500	3,783
Simon Property Group Inc.	18,900	3,442
Radian Group Inc.	196,800	3,290
Ventas Inc.	43,600	3,126
Health Care REIT Inc.	41,300	3,125
Alexandria Real Estate Equities Inc.	35,000	3,106
Hospitality Properties Trust	97,300	3,016
Kimco Realty Corp.	117,200	2,946
Retail Properties of America Inc.	173,400	2,894
PrivateBancorp Inc.	85,200	2,846
Healthcare Trust of America Inc. Class A	103,450	2,787
DuPont Fabros Technology Inc.	83,200	2,766
Geo Group Inc.	67,200	2,712
Fifth Third Bancorp	129,900	2,647
Equity LifeStyle Properties Inc.	51,200	2,639
Capitol Federal Financial Inc.	205,300	2,624
Santander Consumer USA Holdings Inc.	128,300	2,516
American International Group Inc.	44,000	2,464
Ryman Hospitality Properties Inc.	46,200	2,437
Regency Centers Corp.	37,900	2,417
Columbia Property Trust Inc.	91,900	2,330

International Bancshares Corp.	85,600	2,272
Weingarten Realty Investors	64,400	2,249
Omega Healthcare Investors Inc.	51,800	2,024
Ashford Hospitality Trust Inc.	181,900	1,906
Nelnet Inc. Class A	39,700	1,839
^ Lexington Realty Trust	161,800	1,777
First Horizon National Corp.	127,800	1,736
BioMed Realty Trust Inc.	71,100	1,531
Reinsurance Group of America Inc. Class A	14,700	1,288
* Springleaf Holdings Inc.	34,800	1,259
Axis Capital Holdings Ltd.	23,100	1,180
Corrections Corp. of America	31,800	1,156
Vornado Realty Trust	9,700	1,142
Chambers Street Properties	139,200	1,122
Rayonier Inc.	39,000	1,090
Summit Hotel Properties Inc.	61,900	770
Digital Realty Trust Inc.	11,000	729
* Walker & Dunlop Inc.	26,700	468
State Bank Financial Corp.	18,600	372
		372,517
Health Care (13.3%)
Johnson & Johnson	298,450	31,209
Pfizer Inc.	500,425	15,588
Eli Lilly & Co.	156,500	10,797
* Anthem Inc.	78,900	9,915
Merck & Co. Inc.	167,401	9,507
Cardinal Health Inc.	111,000	8,961
Cigna Corp.	84,400	8,686
Aetna Inc.	94,000	8,350
* HCA Holdings Inc.	111,800	8,205
Bristol-Myers Squibb Co.	138,500	8,176
* Express Scripts Holding Co.	86,700	7,341
Omnicare Inc.	96,700	7,052
* Quintiles Transnational Holdings Inc.	100,500	5,916
* Charles River Laboratories International Inc.	90,100	5,734
AbbVie Inc.	80,200	5,248
UnitedHealth Group Inc.	39,500	3,993
* Boston Scientific Corp.	172,200	2,282
Medtronic Inc.	16,900	1,220
Abbott Laboratories	25,500	1,148
* ICU Medical Inc.	13,500	1,106
* Greatbatch Inc.	20,300	1,001
* Alliance HealthCare Services Inc.	29,100	611
* Hospira Inc.	9,000	551
* SciClone Pharmaceuticals Inc.	58,100	509
* Surgical Care Affiliates Inc.	11,100	373
		163,479
Industrials (9.9%)
General Electric Co.	1,003,140	25,349
General Dynamics Corp.	75,900	10,445
Northrop Grumman Corp.	63,100	9,300
Caterpillar Inc.	99,800	9,135
Southwest Airlines Co.	172,400	7,296
* Spirit AeroSystems Holdings Inc. Class A	149,400	6,430
Cintas Corp.	81,500	6,393
Pitney Bowes Inc.	250,600	6,107

* AECOM Technology Corp.	176,100	5,348
Lockheed Martin Corp.	25,500	4,911
SPX Corp.	53,400	4,588
Carlisle Cos. Inc.	45,100	4,070
United Technologies Corp.	29,900	3,439
Deluxe Corp.	47,700	2,969
Raytheon Co.	20,700	2,239
Alaska Air Group Inc.	37,400	2,235
* Meritor Inc.	146,502	2,220
* Republic Airways Holdings Inc.	149,800	2,186
* JetBlue Airways Corp.	125,900	1,997
Aircastle Ltd.	82,000	1,752
* Moog Inc. Class A	17,600	1,303
Quanex Building Products Corp.	51,400	965
* Teledyne Technologies Inc.	5,500	565
Douglas Dynamics Inc.	22,200	476
		121,718
Information Technology (9.0%)
Hewlett-Packard Co.	362,200	14,535
Intel Corp.	364,700	13,235
Microsoft Corp.	185,900	8,635
Cisco Systems Inc.	308,600	8,584
* Electronic Arts Inc.	155,200	7,297
Computer Sciences Corp.	108,200	6,822
Booz Allen Hamilton Holding Corp.	244,000	6,473
Lexmark International Inc. Class A	149,900	6,186
CDW Corp.	174,000	6,120
* Freescale Semiconductor Ltd.	239,303	6,038
* OmniVision Technologies Inc.	208,700	5,426
* Anixter International Inc.	46,700	4,131
* Aspen Technology Inc.	100,700	3,527
Western Digital Corp.	26,500	2,934
DST Systems Inc.	22,948	2,161
* Take-Two Interactive Software Inc.	66,500	1,864
NVIDIA Corp.	74,400	1,492
* Sykes Enterprises Inc.	63,200	1,483
Harris Corp.	13,900	998
* Tech Data Corp.	14,700	929
EarthLink Holdings Corp.	91,900	403
* ePlus Inc.	4,900	371
* Quantum Corp.	153,100	269
		109,913
Materials (3.0%)
Alcoa Inc.	529,100	8,354
* Stillwater Mining Co.	425,300	6,269
Avery Dennison Corp.	96,800	5,022
LyondellBasell Industries NV Class A	56,200	4,462
United States Steel Corp.	165,300	4,420
CF Industries Holdings Inc.	10,500	2,862
* Century Aluminum Co.	73,400	1,791
Ashland Inc.	12,900	1,545
Schnitzer Steel Industries Inc.	53,800	1,214
Innophos Holdings Inc.	14,500	847
Celanese Corp. Class A	6,000	360
		37,146

Telecommunication Services (2.2%)
AT&T Inc.			652,810	21,928
CenturyLink Inc.			101,500	4,018
* Cincinnati Bell Inc.			169,700	541
				26,487
Utilities (6.8%)
Southern Co.			217,700	10,691
American Electric Power Co. Inc.			158,500	9,624
Exelon Corp.			256,600	9,515
PG&E Corp.			166,600	8,870
Edison International			126,400	8,277
Entergy Corp.			94,000	8,223
UGI Corp.			177,400	6,738
Vectren Corp.			141,900	6,560
Consolidated Edison Inc.			82,700	5,459
WGL Holdings Inc.			68,300	3,731
Portland General Electric Co.			73,500	2,780
New Jersey Resources Corp.			37,000	2,264
Pepco Holdings Inc.			22,000	592
American States Water Co.			14,300	539
				83,863
Total Common Stocks (Cost $1,014,048)				1,221,937
	Coupon
Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.0%)
[2,3] Vanguard Market Liquidity Fund	0.126%		13,084,189	13,084

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.068%	1/23/15	100	100
[4,5] Federal Home Loan Bank Discount Notes	0.100%	4/24/15	300	300
6 Freddie Mac Discount Notes	0.120%	4/14/15	400	400
				800
Total Temporary Cash Investments (Cost $13,884)				13,884
Total Investments (100.6%) (Cost $1,027,932)				1,235,821
Other Assets and Liabilities-Net (-0.6%)[3]				(6,912)
Net Assets (100%)				1,228,909

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,182,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $4,395,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

U.S. Value Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,221,937	—	—
Temporary Cash Investments	13,084	800	—
Futures Contracts—Assets[1]	5	—	—
Futures Contracts—Liabilities[1]	(76)	—	—
Total	1,234,950	800	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

U.S. Value Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2015	68	6,978	(63)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2014, the cost of investment securities for tax purposes was $1,027,932,000. Net unrealized appreciation of investment securities for tax purposes was $207,889,000, consisting of unrealized gains of $223,692,000 on securities that had risen in value since their purchase and $15,803,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Value Fund

Schedule of Investments
As of December 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)
Consumer Discretionary (13.5%)
*	Groupon Inc. Class A	5,328,087	44,010
*,^ Coupons.com Inc.		932,505	16,552
*	Kate Spade & Co.	475,594	15,224
*	Fiat Chrysler Automobiles NV	1,126,688	13,092
*	Office Depot Inc.	1,372,513	11,769
	Electrolux AB Class B	347,640	10,158
	Las Vegas Sands Corp.	169,600	9,864
	Quebecor Inc. Class B	350,500	9,636
*	Tribune Media Co. Class A	146,561	8,760
*	Amazon.com Inc.	24,926	7,736
*	Vera Bradley Inc.	354,600	7,227
	GNC Holdings Inc. Class A	150,610	7,072
*	DISH Network Corp. Class A	93,432	6,810
	Advance Auto Parts Inc.	41,317	6,581
*	Norwegian Cruise Line Holdings Ltd.	136,600	6,387
*	Outerwall Inc.	73,157	5,503
	Sands China Ltd.	918,400	4,471
	DR Horton Inc.	155,700	3,938
*	Wayfair Inc.	182,636	3,625
*	Fiat Chrysler Automobiles NV	256,781	2,973
*	Dollar General Corp.	406	29
			201,417
Consumer Staples (4.0%)
	Wal-Mart Stores Inc.	227,700	19,555
	Imperial Tobacco Group plc	430,975	18,971
*	Post Holdings Inc.	258,175	10,815
	Treasury Wine Estates Ltd.	1,404,023	5,419
	Ingredion Inc.	60,500	5,133
			59,893
Energy (14.8%)
	Pioneer Natural Resources Co.	279,934	41,668
*	Cobalt International Energy Inc.	2,159,471	19,197
^	Trican Well Service Ltd.	3,595,077	17,236
	Patterson-UTI Energy Inc.	849,777	14,098
	National Oilwell Varco Inc.	199,700	13,086
	Energen Corp.	190,398	12,140
	Cabot Oil & Gas Corp.	403,200	11,939
*	Southwestern Energy Co.	403,400	11,009
	Range Resources Corp.	187,529	10,023
*	McDermott International Inc.	3,256,640	9,477
	Chevron Corp.	79,700	8,941
	Halliburton Co.	227,200	8,936
	Canadian Natural Resources Ltd.	277,500	8,569
	HollyFrontier Corp.	206,400	7,736
*	Diamondback Energy Inc.	88,103	5,267
	Baker Hughes Inc.	88,100	4,940
*	Karoon Gas Australia Ltd.	2,376,632	4,650
^	Cameco Corp.	277,600	4,552

QEP Resources Inc.	198,700	4,018
* Rice Energy Inc.	164,189	3,443
Superior Energy Services Inc.	10,999	221
		221,146
Financials (16.0%)
MetLife Inc.	608,500	32,914
JPMorgan Chase & Co.	477,648	29,891
American International Group Inc.	352,300	19,732
Citigroup Inc.	352,400	19,068
Principal Financial Group Inc.	348,300	18,091
PNC Financial Services Group Inc.	190,100	17,343
AvalonBay Communities Inc.	68,800	11,241
Julius Baer Group Ltd.	238,353	10,883
Northern Trust Corp.	159,300	10,737
Boston Properties Inc.	73,600	9,472
Equity LifeStyle Properties Inc.	182,410	9,403
Raymond James Financial Inc.	141,886	8,129
Columbia Property Trust Inc.	285,500	7,237
Plum Creek Timber Co. Inc.	150,700	6,448
Santander Consumer USA Holdings Inc.	284,443	5,578
Weyerhaeuser Co.	151,300	5,430
South State Corp.	70,800	4,749
* Realogy Holdings Corp.	103,800	4,618
Two Harbors Investment Corp.	428,100	4,290
SL Green Realty Corp.	25,660	3,054
		238,308
Health Care (7.9%)
Merck & Co. Inc.	578,917	32,877
Bristol-Myers Squibb Co.	313,549	18,509
* Vertex Pharmaceuticals Inc.	108,249	12,860
* TherapeuticsMD Inc.	2,415,071	10,747
* Portola Pharmaceuticals Inc.	240,112	6,800
* TESARO Inc.	162,800	6,055
* Actavis plc	23,381	6,019
Aetna Inc.	67,100	5,960
AstraZeneca plc ADR	75,400	5,307
* Arena Pharmaceuticals Inc.	1,474,665	5,117
* Almirall SA	252,657	4,169
Ono Pharmaceutical Co. Ltd.	33,585	2,973
		117,393
Industrials (9.2%)
Owens Corning	625,174	22,388
Knoll Inc.	684,500	14,491
* WESCO International Inc.	159,100	12,125
* Clean Harbors Inc.	202,595	9,735
* Polypore International Inc.	206,427	9,712
United Parcel Service Inc. Class B	81,200	9,027
* HD Supply Holdings Inc.	293,934	8,668
* UTi Worldwide Inc.	701,674	8,469
* Hertz Global Holdings Inc.	331,705	8,273
Eaton Corp. plc	110,100	7,482
* Generac Holdings Inc.	154,345	7,217
Rexel SA	322,019	5,769
Alliant Techsystems Inc.	41,000	4,766
Sulzer AG	42,927	4,592

	Raytheon Co.	41,200	4,457
			137,171
Information Technology (21.3%)
*	SunEdison Inc.	2,017,117	39,354
*,^ Gogo Inc.		1,775,263	29,345
	Sumco Corp.	1,800,355	25,774
*	AOL Inc.	541,544	25,003
*	Micron Technology Inc.	628,346	21,999
	Cisco Systems Inc.	762,100	21,198
*	Optimal Payments plc	3,100,196	16,456
	InterActiveCorp	248,813	15,125
	Activision Blizzard Inc.	739,594	14,903
*	GCL-Poly Energy Holdings Ltd.	57,006,355	13,242
*	Pandora Media Inc.	702,053	12,518
*	Google Inc. Class A	23,300	12,364
	EMC Corp.	392,900	11,685
	Maxim Integrated Products Inc.	277,200	8,834
	Samsung Electronics Co. Ltd.	7,274	8,745
*	SunPower Corp. Class A	295,599	7,635
*	Rovi Corp.	321,082	7,253
*	Spansion Inc. Class A	176,914	6,054
*	Teradata Corp.	132,300	5,779
*	ARRIS Group Inc.	183,700	5,546
*	Alcatel-Lucent ADR	1,305,403	4,634
*	RF Micro Devices Inc.	218,982	3,633
*	Angie's List Inc.	224,210	1,397
			318,476
Materials (9.1%)
	Wacker Chemie AG	167,686	18,394
	Reliance Steel & Aluminum Co.	277,200	16,984
^	Norbord Inc.	740,770	16,469
	Methanex Corp.	319,650	14,650
	Celanese Corp. Class A	231,200	13,863
*	Louisiana-Pacific Corp.	681,663	11,288
	Lafarge SA	145,293	10,200
^	Rio Tinto plc ADR	178,600	8,226
*	Constellium NV Class A	371,509	6,104
	Huntsman Corp.	260,300	5,930
	Cabot Corp.	130,196	5,710
*	Berry Plastics Group Inc.	105,979	3,344
	Allegheny Technologies Inc.	67,500	2,347
	Barrick Gold Corp.	174,300	1,874
*	Continental Gold Ltd.	597,933	952
			136,335
Other (0.1%)
*,1 Allstar Co-Invest LLC Private Placement		NA	1,702

Telecommunication Services (1.6%)
	SoftBank Corp.	225,735	13,436
	NTT DOCOMO Inc.	737,800	10,745
			24,181
Utilities (2.2%)
	Xcel Energy Inc.	370,800	13,319
	PG&E Corp.	225,700	12,016
	Snam SPA	1,349,669	6,680

*,2 CGN Power Co. Ltd.		2,906,000	1,263
			33,278
Total Common Stocks (Cost $1,371,532)			1,489,300
Preferred Stocks (0.4%)
*,3 Lithium Technologies Inc. Pfd. (Cost $5,828)		1,195,700	6,517
	Coupon
Temporary Cash Investment (2.9%)
Money Market Fund (2.9%)
[4,5] Vanguard Market Liquidity Fund (Cost
$42,424)	0.126%	42,424,372	42,424

Total Investments (103.0%) (Cost $1,419,784)			1,538,241
Other Assets and Liabilities-Net (-3.0%)[4]			(44,662)
Net Assets (100%)			1,493,579

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $39,236,000.
1 Restricted security represents 0.1% of net assets. Shares not applicable for this private placement.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the value of this security represented 0.1% of net assets.
3 Restricted security represents 0.4% of net assets.
4 Includes $42,424,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as

Capital Value Fund

unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,277,516	210,082	1,702
Preferred Stocks	—	—	6,517
Temporary Cash Investments	42,424	—	—
Forward Currency Contracts—Assets	—	994	—
Total	1,319,940	211,076	8,219

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Capital Value Fund

At December 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
	Contract Settlement Date					Unrealized Appreciation (Depreciation) ($000)
Counterparty			Receive		Deliver
Credit Suisse International	3/18/15	USD	42,276	EUR	34,099	985
Goldman Sachs International	3/18/15	USD	9,987	JPY	1,194,375	9
						994

EUR—Euro.
JPY—Japanese yen.
USD—U.S. dollar.

E. At December 31, 2014, the cost of investment securities for tax purposes was $1,419,913,000. Net unrealized appreciation of investment securities for tax purposes was $118,328,000, consisting of unrealized gains of $237,399,000 on securities that had risen in value since their purchase and $119,071,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Inflation-Protected Securities Index Fund

Schedule of Investments
As of December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (99.4%)
United States Treasury Inflation Indexed
Bonds	1.625%	1/15/15	505,105	626,665
United States Treasury Inflation Indexed
Bonds	0.500%	4/15/15	565,105	610,714
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/15	451,933	553,211
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/16	453,251	550,176
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/16	1,013,556	1,086,676
United States Treasury Inflation Indexed
Bonds	2.500%	7/15/16	450,533	552,199
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/17	405,918	501,587
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/17	1,174,383	1,228,991
United States Treasury Inflation Indexed
Bonds	2.625%	7/15/17	357,569	439,522
United States Treasury Inflation Indexed
Bonds	1.625%	1/15/18	381,955	453,451
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/18	1,328,536	1,360,758
United States Treasury Inflation Indexed
Bonds	1.375%	7/15/18	372,285	429,571
United States Treasury Inflation Indexed
Bonds	2.125%	1/15/19	346,094	411,983
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/19	1,320,410	1,325,622
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/19	390,069	466,358
United States Treasury Inflation Indexed
Bonds	1.375%	1/15/20	15,000	17,311
Total U.S. Government and Agency Obligations (Cost $10,818,170)				10,614,795
			Shares
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
1 Vanguard Market Liquidity Fund (Cost
$106,505)	0.126%		106,504,708	106,505
Total Investments (100.4%) (Cost $10,924,675)				10,721,300
Other Assets and Liabilities-Net (-0.4%)				(47,555)
Net Assets (100%)				10,673,745

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using

Short-Term Inflation-Protected Securities Index Fund

valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations		10,614,795	—
Temporary Cash Investments	106,505	—	—
Total	106,505	10,614,795	—

C. At December 31, 2014, the cost of investment securities for tax purposes was $10,924,675,000. Net unrealized depreciation of investment securities for tax purposes was $203,375,000, consisting of unrealized gains of $49,000 on securities that had risen in value since their purchase and $203,424,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MALVERN FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 18, 2015
VANGUARD MALVERN FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF EXECUTIVE OFFICER
Date: February 18, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.